Lincoln Investor Advantage® RIA Class Individual Variable Annuity Contracts
Updating Summary Prospectus for Current Contractowners

May 1, 2022
This updating summary prospectus summarizes certain changes to key features of the Lincoln Investor Advantage® RIA Class variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the Lincoln Investor Advantage® RIA Class contract.
The prospectus for the Lincoln Investor Advantage® RIA Class variable annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-877-534-8255 or by sending an email request to CustServSupportTeam@lfg.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports, will be made available on www.lfg.com/VAprospectus. If you wish to receive future shareholder reports in paper, free of charge, please call us at 1-877-534-8255, send an email request to CustServSupportTeam@lfg.com, or contact your financial professional. Your election to receive reports in paper will apply to all funds available under your Contract.
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Updated Information About Your Contract
The information in this updating summary prospectus is a summary of certain contract features that have changed since the prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.
Summary of Recent Contract Changes:
•	The Home Office address was changed to 1301 South Harrison Street, Fort Wayne, Indiana 46802.
Fund Name Changes:
Former Fund Name	New Fund Name
Invesco V.I. International Growth Fund	Invesco V.I. EQV International Equity Fund
Ivy VIP Asset Strategy Portfolio	Delaware Ivy VIP Asset Strategy Portfolio
Ivy VIP Energy Portfolio	Delaware Ivy VIP Energy Portfolio
Ivy VIP High Income Portfolio	Delaware Ivy VIP High Income Portfolio
Ivy VIP Mid Cap Growth Portfolio	Delaware Ivy VIP Mid Cap Growth Portfolio
Ivy VIP Science and Technology Portfolio	Delaware Ivy VIP Science and Technology Portfolio
Ivy VIP Small Cap Growth Portfolio	Delaware Ivy VIP Small Cap Growth Portfolio
QS Variable Conservative Growth	Franklin Multi-Asset Variable Conservative Growth Fund

Fund Additions:
•	LVIP BlackRock Global Allocation Fund This fund will be available on or about June 3, 2022. Consult with your financial professional.
Fund Mergers:
•	LVIP BlackRock Advantage Allocation Fund will merge into the LVIP BlackRock Global Allocation Fund on or about June 10, 2022.
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund will merge into the LVIP BlackRock Global Allocation Fund on or about June 17, 2022.
Fund Substitution:
•	BlackRock Global Allocation V.I. Fund will be substituted with the LVIP BlackRock Global Allocation Fund on or about June 3, 2022.
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Important Information You Should Consider About the Lincoln Investor Advantage® RIA Class Variable Annuity Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	There are no surrender charges associated with this Contract.			• N/A
Transaction Charges	There are no sales charges associated with the Contract.			• N/A
Ongoing Fees and Expenses (annual charges)	Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expense would be higher.			• Fee Tables • Examples • Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	0.37%[1]	0.37%[1]
	Investment options (fund fees and expenses)	0.23%[1]	8.07%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[1]	1.70% [2]
1 As a percentage of average Account Value in the Subaccounts.
[2] As a percentage of the greater of the Contract Value or the sum of all Purchase Payments (as adjusted for withdrawals).
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.
	Lowest Annual Cost: $726	Highest Annual Cost: $8,360
	Assumes:	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive fund fees and expenses
• No optional benefits
• No additional Purchase Payments, transfers, or withdrawals
• No sales charges or advisory fees	• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and fund fees and expenses
• No additional Purchase Payments, transfers, or withdrawals
• No sales charges or advisory fees
	RISKS			Location in Prospectus
Risk of Loss	• You can lose money by investing in this Contract, including loss of principal.			• Principal Risks • Investments of the Variable Annuity Account
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	RISKS	Location in Prospectus
Not a Short-Term Investment	• This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.
	• The benefits of tax deferral and long-term income also mean the Contract is more beneficial to investors with a long-term investment horizon.	• Principal Risks • Surrender and Withdrawals • Fee Tables • Earnings Optimizer Death Benefit
Risks Associated with Investment Options	• An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
• Each investment option (including the fixed account option) has its own unique risks.
	• You should review the investment options before making an investment decision.	• Principal Risks • Investments of the Variable Annuity Account
Insurance Company Risks	• An investment in the Contract is subject to the risks related to us. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-454-6265 or visiting www.LincolnFinancial.com.	• Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments	• We reserve the right to remove or substitute any funds as investment options that are available under the Contract.	• Principal Risks • Investments of the Variable Annuity Account
Optional Benefits	• Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
• You are required to have a certain level of Contract Value for some new elections of i4LIFE® Advantage.
• We may modify or stop offering an optional benefit that is currently available at any time.
• If you elect the Earnings Optimizer Death Benefit, you may be limited in the amount of Purchase Payments that you can make (and when).
	• If you elect to pay third-party advisory fees out of your Contract Value, this deduction may reduce the Death Benefit(s) and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax. For more details, see Advisory Fee Withdrawals.	• The Contracts • Death Benefits • Federal Tax Matters – Payment of Investment Advisory Fees • Appendix B – Investment Requirements
	TAXES	Location in Prospectus
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
• If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferral under the Contract.
	• Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.	• Federal Tax Matters
	CONFLICTS OF INTEREST	Location in Prospectus
Exchanges	• You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.	• The Contracts - Replacement of Existing Insurance
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Appendix A— Funds Available Under The Contract
The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information at no cost by calling 1-877-534-8255 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Small/Mid Cap Value Portfolio - Class A This fund is not available in contracts issued on or after May 24, 2021.	0.80%	35.95%	10.16%	13.13%
Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index. A master-feeder fund.	ALPS/Alerian Energy Infrastructure Portfolio - Class I	0.95%[2]	38.25%	0.32%	N/A
Maximize total return.	ALPS/Red Rocks Global Opportunity Portfolio - Class I	1.29%[2]	24.48%	16.09%	N/A
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	American Century VP Balanced Fund - Class I	0.81%[2]	15.77%	11.33%	9.90%
Long-term capital growth, income is secondary objective.	American Century VP Large Company Value Fund - Class I	0.72%[2]	21.71%	10.21%	12.01%
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Asset Allocation Fund - Class 1A	0.55%	15.13%	11.73%	11.33%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds Capital Income Builder® - Class 1A	0.52%[2]	14.95%	8.26%	N/A
Long-term growth of capital.	American Funds Global Growth Fund - Class 1A	0.67%[2]	16.45%	19.72%	15.67%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 1A	0.90%[2]	6.73%	15.47%	12.52%
Growth of capital.	American Funds Growth Fund - Class 1A	0.60%	21.98%	25.45%	19.72%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 1A	0.54%	24.09%	16.41%	15.43%
Long-term growth of capital.	American Funds International Fund - Class 1A	0.79%	-1.47%	9.64%	8.14%
To provide current income and preservation of capital.	American Funds Mortgage Fund - Class 1A	0.50%[2]	-0.47%	2.53%	2.25%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Long-term capital appreciation.	American Funds New World Fund® - Class 1A	0.82%[2]	4.90%	13.25%	8.67%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds Washington Mutual Investors Fund - Class 1A	0.52%[2]	27.70%	12.51%	13.76%
High total investment return.	BlackRock Global Allocation V.I. Fund - Class I This fund will be substituted with the LVIP BlackRock Global Allocation Fund on or about June 3, 2022. Consult your registered representative.	0.75%[2]	6.67%	9.95%	7.94%
Capital Appreciation.	ClearBridge Variable Aggressive Growth Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.80%	10.30%	11.65%	13.81%
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.75%	21.94%	21.52%	19.44%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.82%	28.71%	14.26%	14.33%
Total return.	Columbia VP Commodity Strategy Fund - Class 1	0.75%[2]	32.63%	4.38%	N/A
High total return through current income and, secondarily, through capital appreciation.	Columbia VP Emerging Markets Bond Fund - Class 1	0.76%	-2.20%	4.18%	N/A
Total return, consisting of current income and capital appreciation.	Columbia VP Strategic Income Fund - Class 1	0.68%[2]	2.09%	4.98%	4.80%
Total return.	Delaware Ivy VIP Asset Strategy Portfolio - Class I3	0.62%[2]	10.72%	N/A	N/A
Capital growth and appreciation.	Delaware Ivy VIP Energy Portfolio - Class I3	0.97%	42.33%	N/A	N/A
To seek to provide total return through a combination of high current income and capital appreciation.	Delaware Ivy VIP High Income Portfolio - Class I3	0.70%	6.33%	N/A	N/A
Growth of capital.	Delaware Ivy VIP Mid Cap Growth Portfolio - Class I3	0.85%[2]	16.65%	N/A	N/A
Growth of capital.	Delaware Ivy VIP Science and Technology Portfolio - Class I3	0.89%	15.45%	N/A	N/A
Growth of capital.	Delaware Ivy VIP Small Cap Growth Portfolio - Class I3	0.89%[2]	4.25%	N/A	N/A
Long-term capital appreciation.	Delaware VIP® Emerging Markets Series - Standard Class[3]	1.18%[2]	-2.84%	12.02%	7.13%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Standard Class[3]	0.75%	34.42%	9.54%	12.08%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A This fund is not available in contracts issued on or after May 24, 2021.	0.88%	12.74%	5.93%	4.20%
To provide a high level of current income.	Eaton Vance VT Floating-Rate Income Fund - ADV Class	0.93%	3.77%	3.42%	3.72%
Income and capital growth consistent with reasonable risk. A fund of funds.	Fidelity® VIP Balanced Portfolio - Initial Class	0.46%	18.26%	14.98%	12.65%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Initial Class	0.60%	27.83%	20.17%	16.64%
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Investor Class This fund is not available in contracts issued on or after May 24, 2021.	0.69%[2]	10.02%	9.91%	8.33%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class	0.61%	23.21%	26.29%	19.70%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Initial Class	0.61%	25.60%	13.60%	13.29%
High level of current income, and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio - Initial Class	0.66%	3.74%	5.37%	4.74%
To provide capital appreciation.	First Trust Capital Strength Portfolio – Class II	0.85%[2]	25.60%	N/A	N/A
To provide total return. A fund of funds.	First Trust Dorsey Wright Tactical Core Portfolio – Class II	1.05%[2]	13.84%	10.75%	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio – Class II	0.95%[2]	19.44%	N/A	N/A
To maximize current income, with a secondary objective of capital appreciation.	First Trust Multi Income Allocation Portfolio - Class II	0.91%[2]	13.07%	6.64%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II6	0.94%	12.50%	9.82%	N/A
Capital appreciation, with income as a secondary goal, by allocating its assets among equity and fixed income investments through a variety of investment strategies.	Franklin Allocation VIP Fund - Class 1	0.57%[2]	11.81%	8.90%	9.22%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.47%	17.01%	7.72%	7.65%
Balance of growth of capital and income. A fund of funds.	Franklin Multi-Asset Variable Conservative Growth - Class I advised by Legg Mason Partners Fund Advisor, LLC This fund is not available in contracts issued on or after May 24, 2021.	0.69%	11.47%	9.52%	8.63%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1 This fund is not available in contracts issued on or after May 24, 2021.	0.73%	19.52%	6.72%	9.28%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 1	0.63%	27.10%	17.10%	14.68%
Long-term total return.	Franklin Small Cap Value VIP Fund - Class 1	0.66%	25.67%	10.21%	12.41%
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund - Class 1	0.83%	10.25%	21.15%	15.99%
Long-term growth of capital. A fund of funds.	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares	1.00%[2]	5.03%	3.86%	N/A
Long-term capital appreciation.	Guggenheim VT Long Short Equity advised by Security Investors, LLC	1.60%	23.80%	6.51%	5.83%
To seek long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies advised by Security Investors, LLC	2.02%[2]	8.10%	3.71%	2.83%
Capital Appreciation.	Invesco Oppenheimer V.I. International Growth Fund - Series I Shares	1.00%[2]	10.22%	11.88%	9.74%
To seek total return .	Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares This fund is not available in contracts issued on or after May 24, 2021.	0.88%[2]	9.54%	7.47%	6.26%
To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund - Series I Shares	0.74%	33.36%	11.39%	12.86%
To seek to provide reasonable current income and long-term growth of income and capital.	Invesco V.I. Diversified Dividend Fund - Series I Shares	0.68%	18.89%	8.37%	11.89%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares[5] This fund is not available in contracts issued on or after May 24, 2021.	0.35%	29.18%	15.43%	15.19%
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund - Series I Shares	0.55%	18.65%	9.55%	10.55%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares (formerly Invesco V.I. International Growth Fund)	0.89%	5.89%	10.17%	8.09%
Capital Appreciation.	Invesco V.I. Main Street Small Cap Fund®- Series I Shares	0.84%	22.55%	13.73%	14.69%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Insurance Trust Core Bond Portfolio - Class 1	0.54%[2]	-1.35%	3.58%	2.98%
Maximize income while maintaining prospects for capital appreciation.	JPMorgan Insurance Trust Income Builder Portfolio - Class 1 This fund is not available in contracts issued on or after May 24, 2021.	0.64%[2]	8.51%	6.94%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
To seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	0.89%	3.28%	5.66%	6.33%
Long-term growth of capital.	Lord Abbett Series Fund Developing Growth Portfolio - Class VC This fund is not available in contracts issued on or after May 24, 2021.	1.04%[2]	-2.75%	24.69%	17.25%
To seek high level of income consistent with preservation of capital.	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	0.83%	0.63%	2.42%	N/A
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Standard Class	0.57%[2]	10.63%	10.78%	9.09%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Standard Class	0.59%[2]	10.88%	11.66%	9.95%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Standard Class	0.89%[2]	19.02%	21.86%	16.86%
Total return.	LVIP BlackRock Advantage Allocation Fund - Standard Class This fund is not available in contracts issued on or after May 24, 2021.This fund will merge into the LVIP BlackRock Global Allocation Fund on or about June 10, 2022. Consult your financial professional.	0.73%[2]	7.71%	8.99%	7.79%
Reasonable income by investing primarily in income-producing equity securities.	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class This fund is not available in contracts issued on or after May 24, 2021.	0.64%[2]	23.07%	9.61%	9.20%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class This fund will be available on or about June 3, 2022. Consult your financial professional.	0.73%[2]	7.55%	N/A	N/A
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Global Real Estate Fund - Standard Class	0.79%[2]	28.02%	9.71%	8.83%
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class	0.48%	4.67%	3.64%	1.93%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Standard Class[3]	0.36%	-1.80%	4.05%	3.33%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Standard Class[3]	0.62%[2]	0.40%	1.82%	1.62%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Standard Class[3]	0.54%[2]	-1.30%	4.50%	3.59%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Total return and, as a secondary objective, high current income.	LVIP Delaware High Yield Fund - Standard Class[3]	0.74%[2]	4.92%	6.11%	6.20%
Maximum total return, consistent with reasonable risk.	LVIP Delaware Limited-Term Diversified Income Fund - Standard Class[3]	0.53%	-0.67%	2.23%	1.74%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Standard Class[3]	0.41%	31.91%	11.66%	13.24%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware REIT Fund - Standard Class[3]	0.82%	43.07%	8.89%	10.03%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Standard Class[3]	0.80%	23.18%	13.09%	13.30%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Standard Class[3]	0.43%	26.43%	18.03%	15.90%
Long-term capital appreciation.	LVIP Delaware U.S. Growth Fund - Standard Class[3]	0.72%	18.10%	21.93%	16.88%
Long-term capital appreciation.	LVIP Delaware Value Fund - Standard Class[3]	0.69%	22.42%	10.30%	12.54%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Delaware Wealth Builder Fund - Standard Class[3] This fund is not available in contracts issued on or after May 24, 2021.	0.72%[2]	11.78%	7.81%	7.99%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class	0.62%[2]	13.22%	8.95%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class This fund is not available in contracts issued on or after May 24, 2021.	0.76%	15.37%	5.95%	5.16%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	0.38%[2]	27.55%	16.70%	15.49%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	0.48%	27.77%	15.21%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class This fund is not available in contracts issued on or after May 24, 2021.	0.60%[2]	27.69%	14.11%	12.17%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class This fund is not available in contracts issued on or after May 24, 2021.	0.71%[2]	17.32%	10.46%	8.24%
Long-term growth of capital.	LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class This fund is not available in contracts issued on or after May 24, 2021.This fund will merge into the LVIP BlackRock Global Allocation Fund on or about June 17, 2022. Consult your financial professional.	0.84%[2]	11.25%	9.99%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class This fund is not available in contracts issued on or after May 24, 2021.	0.74%[2]	14.73%	N/A	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class This fund is not available in contracts issued on or after May 24, 2021.	0.70%[2]	12.77%	8.42%	6.84%
Current income consistent with the preservation of capital.	LVIP Global Income Fund - Standard Class	0.65%[2]	-5.09%	2.98%	1.98%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class This fund is not available in contracts issued on or after May 24, 2021.	0.71%[2]	10.82%	7.89%	6.53%
Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class	0.42%	0.02%	0.78%	0.40%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class	0.66%[2]	6.43%	5.66%	6.08%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class This fund is not available in contracts issued on or after May 24, 2021.	0.69%[2]	5.87%	6.94%	6.29%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class This fund is not available in contracts issued on or after May 24, 2021.	0.76%[2]	29.08%	9.11%	9.13%
To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.	LVIP Loomis Sayles Global Growth Fund - Standard Class	0.77%	6.12%	N/A	N/A
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class	0.78%[2]	11.24%	14.48%	10.06%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class	0.62%[2]	25.46%	12.32%	13.49%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class	0.74%[2]	11.26%	6.07%	5.75%
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class This fund is not available in contracts issued on or after May 24, 2021.	0.78%[2]	15.90%	12.15%	N/A
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Standard Class	0.50%[2]	-0.64%	1.92%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class	0.36%[2]	-1.98%	3.24%	2.55%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class	0.51%[2]	6.37%	7.73%	6.30%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Structured Allocation Fund - Standard Class	0.57%	7.43%	6.89%	6.00%
To maximize long-term capital appreciation.	LVIP SSGA Developed International 150 Fund - Standard Class	0.39%[2]	13.16%	5.58%	6.63%
To maximize long-term capital appreciation.	LVIP SSGA Emerging Markets 100 Fund - Standard Class	0.47%[2]	8.79%	5.47%	2.83%
A balance between current income and growth of capital, with a greater emphasis on growth of capital.	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class	0.50%[2]	-3.30%	N/A	N/A
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class This fund is not available in contracts issued on or after May 24, 2021.	0.55%[2]	12.58%	8.01%	6.30%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class	0.37%[2]	11.06%	9.40%	7.72%
To maximize long-term capital appreciation.	LVIP SSGA Large Cap 100 Fund - Standard Class	0.35%[2]	31.88%	12.79%	14.17%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class	0.34%[2]	24.37%	12.71%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class	0.50%	10.39%	9.79%	8.20%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Structured Allocation Fund - Standard Class	0.53%	12.15%	8.58%	7.76%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	0.50%	11.37%	10.53%	8.87%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	0.56%	13.68%	9.00%	8.28%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Seeks an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.	LVIP SSGA Nasdaq-100 Index Fund - Standard Class	0.45%[2]	N/A	N/A	N/A
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4]	0.23%	28.42%	18.18%	16.27%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Standard Class	0.36%[2]	-0.52%	N/A	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class	0.38%[2]	14.56%	11.56%	12.77%
To maximize long-term capital appreciation.	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	0.38%[2]	33.66%	9.33%	11.70%
Long-term capital growth.	LVIP T. Rowe Price Growth Stock Fund - Standard Class	0.66%[2]	20.47%	23.29%	19.05%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	0.71%[2]	13.84%	20.02%	16.95%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class This fund is not available in contracts issued on or after May 24, 2021.	0.80%[2]	18.18%	N/A	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class	0.37%	-1.29%	2.88%	2.22%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class	0.31%[2]	25.74%	17.53%	15.51%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class	0.33%[2]	8.16%	9.91%	7.75%
Capital growth.	LVIP Wellington Capital Growth Fund - Standard Class	0.70%[2]	17.12%	26.67%	20.48%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class	0.78%[2]	28.20%	10.56%	12.74%
Maximize total return.	LVIP Western Asset Core Bond Fund - Standard Class	0.50%	-1.72%	4.13%	N/A
Capital Appreciation.	MFS® VIT Growth Series - Initial Class	0.71%[2]	23.53%	24.87%	19.33%
Capital Appreciation.	MFS® VIT II International Intrinsic Value Portfolio - Initial Class	0.89%[2]	10.55%	14.07%	12.43%
Total return.	MFS® VIT Total Return Series - Initial Class	0.61%[2]	14.12%	9.84%	9.59%
Total return.	MFS® VIT Utilities Series - Initial Class	0.78%[2]	14.09%	11.89%	9.93%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
To seek both capital appreciation and current income.	Morgan Stanley VIF Global Infrastructure Portfolio - Class I	0.87%[2]	14.26%	8.57%	9.26%
Maximum real return, consistent with preservation of real capital and prudent investment management. A fund of funds.	PIMCO VIT All Asset Portfolio - Institutional Class	1.09%[2]	16.41%	8.73%	6.18%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IA	0.64%	14.28%	12.98%	11.34%
Capital Appreciation.	Putnam VT Global Health Care Fund - Class IA	0.74%	19.77%	15.99%	16.20%
High current income consistent with what the manager believes to be prudent risk.	Putnam VT Income Fund - Class IA	0.57%	-4.44%	3.86%	3.98%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IA	0.56%	27.62%	14.08%	14.40%
To seek positive total return.	Putnam VT Multi-Asset Absolute Return Fund - Class IA	0.95%[2]	1.06%	-0.31%	1.21%
Long-term capital growth.	Templeton Foreign VIP Fund - Class 1	0.86%[2]	4.44%	2.97%	4.27%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1	0.51%[2]	-4.62%	-0.68%	1.39%
Long-term capital appreciation by investing primarily in hard asset securities. A fund of funds.	VanEck VIP Global Resources Fund - Initial Class Shares	1.09%	18.92%	2.24%	-0.12%
Long-term total return.	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares	0.68%	1.29%	4.58%	N/A
[1]	The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
[2]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
[3]	Investments in Delaware VIP Series, Delaware Funds, Ivy Variable Insurance Portfolios, Ivy Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
[4]	The index to which this fund is managed is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
[5]	Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
[6]	Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.

Appendix B — Investment Requirements
If you elect the Earnings Optimizer Death Benefit, you will be subject to Investment Requirements. These Investment Requirements will apply for the entire time your Contract is in force. This means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected this Death Benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make a Death Benefit payout.
We have divided the Subaccounts of your Contract into groups and have specified the maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Some investment options are not available to you if you purchase this rider. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your financial professional to determine if the Investment Requirements are consistent with your investment objectives.
You can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, then the portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the LVIP PIMCO Low Duration Bond Fund as the default investment option, or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe these modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors, including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.	submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.	take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.

At this time, the Subaccount groups for contracts issued on or after May 24, 2021, are as follows:
Group 1 – Unlimited Subaccounts	Group 2 – Unavailable Subaccounts These funds are not available if you have elected the Earnings Optimizer Death Benefit
You may allocate 100% of your Contract Value or Account Value among any Subaccount not listed Group 2 – Unavailable Subaccounts	ALPS/Alerian Energy Infrastructure Portfolio
ALPS/Red Rocks Global Opportunity Portfolio
American Funds New World Fund
Columbia VP Commodity Strategy Fund
Columbia VP Emerging Markets Bond Fund
Columbia VP Strategic Income Fund
Delaware Ivy VIP Asset Strategy Portfolio
Delaware Ivy VIP Energy Portfolio
Delaware Ivy VIP Science and Technology Portfolio
Delaware VIP® Emerging Markets Series
DWS Alternative Asset Allocation VIP Portfolio
Eaton Vance VT Floating-Rate Income Fund
First Trust Dorsey Wright Tactical Core Portfolio
First Trust Multi-Income Allocation Portfolio
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
Guggenheim VT Long Short Equity
Guggenheim VT Multi-Hedge Strategies
Invesco V.I. Balanced-Risk Allocation Fund
LVIP BlackRock Global Allocation Fund
LVIP BlackRock Global Real Estate Fund
LVIP Delaware REIT Fund
LVIP Global Income Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
LVIP Loomis Sayles Global Growth Fund
MFS® VIT Utilities Series
Morgan Stanley VIF Global Infrastructure Portfolio
PIMCO VIT All Asset Portfolio

Putnam VT Global Health Care Fund
Templeton Global Bond VIP Fund
VanEck VIP Global Resources Fund
As an alternative, to satisfy these Investment Requirements, 100% of the Contract Value may be allocated to one of the following asset allocation models: Dimensional/Vanguard Global Growth Allocation Model or Dimensional/Vanguard Moderate Allocation Model. These models are made available to you by your broker-dealer. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

At this time, the Subaccount groups for contracts issued prior to May 24, 2021, are as follows:
Group 1 – Unlimited Subaccounts	Group 2 – Limited Subaccounts Investments cannot exceed 20% of Contract Value or Account Value	Group 3 – Unavailable Subaccounts These funds are not available if you have elected the Earnings Optimizer Death Benefit
You may allocate 100% of your Contract Value or Account Value among any Subaccount not listed in Group 2 – Limited Subaccounts and Group 3 – Unavailable Subaccounts	ALPS/Red Rocks Global Opportunity Portfolio
American Funds New World Fund
Delaware VIP® Emerging Markets Series
Delaware Ivy VIP Asset Strategy Portfolio
Delaware Ivy VIP Energy Portfolio
Delaware Ivy VIP Science and Technology Portfolio
DWS Alternative Asset Allocation VIP Portfolio
Eaton Vance VT Floating-Rate Income Fund
First Trust Multi-Income Allocation Portfolio
Guggenheim VT Multi-Hedge Strategies
Invesco V.I. Balanced-Risk Allocation Fund
LVIP BlackRock Global Allocation Fund
LVIP BlackRock Global Real Estate Fund
LVIP Global Income Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
LVIP Loomis Sayles Global Growth Fund
MFS® VIT Utilities Series
Morgan Stanley VIF Global Infrastructure Portfolio
PIMCO VIT All Asset Portfolio

Putnam VT Global Health Care Fund
Templeton Global Bond VIP Fund	ALPS/Alerian Energy Infrastructure Portfolio
Columbia VP Commodity Strategy Fund
Columbia VP Emerging Markets Bond Fund
Columbia VP Strategic Income Fund
First Trust Dorsey Wright Tactical Core Portfolio
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
Guggenheim VT Long Short Equity
LVIP Delaware REIT Fund

VanEck VIP Global Resources Fund
As an alternative, to satisfy these Investment Requirements, 100% of the Contract Value may be allocated to one of the following asset allocation models: Dimensional/Vanguard Global Growth Allocation Model or Dimensional/Vanguard Moderate Allocation Model. These models are made available to you by your broker-dealer. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

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This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2022, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.
SEC File Nos. 333-214144; 811-08517
EDGAR Contract Identifier C000176408